Goodwill and intangible assets with indefinite useful lives - allocation summary (Details) - Goodwill - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Intangible assets and goodwill	€ 10,834	€ 10,396	€ 11,817
NAFTA
Disclosure of operating segments [line items]
Intangible assets and goodwill	8,855	8,453
APAC
Disclosure of operating segments [line items]
Intangible assets and goodwill	1,152	1,099
LATAM
Disclosure of operating segments [line items]
Intangible assets and goodwill	552	529
EMEA
Disclosure of operating segments [line items]
Intangible assets and goodwill	264	253
Other activities
Disclosure of operating segments [line items]
Intangible assets and goodwill	€ 11	€ 62